CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts and notes receivable, allowances (in dollars)	$ 2,635	$ 2,730	$ 2,640	$ 2,942
Financing receivable, allowances (in dollars)	9,257	7,023
Financing receivable net current of Consolidated assets backed financing entities	0	78,485
Assets of discontinued operations - current	0	20,551
Restricted Cash, Noncurrent	36,362	26,075
Other Assets, Noncurrent	767	958
Assets of discontinued operations – non-current	0	530,670
Accounts payable	8,255	19,095
Short-term debt	49,887	61,479
Accrued expenses and other current liabilities	33,055	31,877
Payable to investors	15	142,689
Amounts due to related parties	55	7,059
Deferred revenue	3,716	11,433
Income tax payable	20,602	11,727
Business Combination, Contingent Consideration, Liability, Current	11,929	5,944
Liabilities of discontinued operations – current	0	79,244
Business Combination, Contingent Consideration, Liability, Noncurrent	93,741	60,850
Consolidated Assets Backed Financing Entities [Member]
Accrued expenses and other current liabilities	0	4
Payable to investors	0	64,087
Variable Interest Entity [Member]
Assets of discontinued operations - current	0	15,646
Restricted Cash, Noncurrent	363	345
Other Assets, Noncurrent	747	468
Assets of discontinued operations – non-current	0	32,116
Accounts payable	6,849	18,525
Short-term debt	29,816	12,296
Accrued expenses and other current liabilities	19,135	15,644
Payable to investors	15	7,153
Amounts due to related parties	28	7,013
Deferred revenue	3,099	10,108
Income tax payable	10,920	9,455
Business Combination, Contingent Consideration, Liability, Current	11,929	5,944
Liabilities of discontinued operations – current	0	3,786
Business Combination, Contingent Consideration, Liability, Noncurrent	$ 88,098	$ 60,850
Class A ordinary shares [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	737,222,448	726,549,453
Ordinary shares, shares outstanding	737,222,448	726,549,453
Class B ordinary shares [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450